Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Abstract]
Payroll payable	¥ 59,432	$ 9,326	¥ 48,339
Interest payable	239,853	37,638	14,639
Deferred government grants	8,629	1,354	8,629
Other tax and surcharges payable	90,011	14,125	28,904
Accrued expenses	42,693	6,699	52,768
Others	70,639	11,085	58,270
Accrued expenses and other current liabilities	¥ 511,257	$ 80,227	¥ 211,549